ENVIRONMENTAL MATTERS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary		Arauco do Brasil S.A.
Environmental disbursements	$ 94,706	$ 167,187
Commitments for disbursements in project	$ 93,847	$ 106,043
Environmental disbursement one [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Arauco do Brasil S.A.	Arauco do Brasil S.A.
Description of name of project	Environmental improvement studies	Environmental improvement studies
Disclosure of status of project	In process	In process
Environmental disbursements	$ 1,771	$ 1,008
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Property, plant and equipment	Property, plant and equipment
Commitments for disbursements in project	$ 4,001	$ 48
Estimated completion date of project	2019	2018
Environmental disbursement two [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Arauco do Brasil S.A.
Description of name of project	Environmental improvement studies	Environmental improvement studies
Disclosure of status of project	In process	In process
Environmental disbursements	$ 3,284	$ 1,058
Description of nature of disbursement	Expense	Expense
Detailed description of nature of disbursement	Administration expenses	Administration expenses
Commitments for disbursements in project	$ 2,723	$ 296
Estimated completion date of project	2019	2018
Environmental disbursement three [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Celulosa Arauco y Constitucion S.A.	Celulosa Arauco y Constitucion S.A.
Description of name of project	Investment projects for the control and management of gas emissions from industrial process	Investment projects for the control and management of gas emissions from industrial process
Disclosure of status of project	In process	In process
Environmental disbursements	$ 6,467	$ 18,501
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Property, plant and equipment	Property, plant and equipment
Commitments for disbursements in project	$ 8,271	$ 6,928
Estimated completion date of project	2019	2018
Environmental disbursement four [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Celulosa Arauco y Constitucion S.A.	Celulosa Arauco y Constitucion S.A.
Description of name of project	Environmental improvement studies	Environmental improvement studies
Disclosure of status of project	In process	In process
Environmental disbursements	$ 29,419	$ 48,512
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Property, plant and equipment	Property, plant and equipment
Commitments for disbursements in project	$ 63,035	$ 65,798
Estimated completion date of project	2019	2018
Environmental disbursement five [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Celulosa Arauco y Constitucion S.A.	Celulosa Arauco y Constitucion S.A.
Description of name of project	Investment projects for the control and management of gas emissions from industrial process	Environmental improvement studies
Disclosure of status of project	Finished	Finished
Environmental disbursements	$ 563	$ 10,326
Description of nature of disbursement	Expense	Assets
Detailed description of nature of disbursement	Operating cost	Property, plant and equipment
Commitments for disbursements in project	$ 0	$ 0
Environmental disbursement six [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Celulosa Arauco y Constitucion S.A.	Celulosa Arauco y Constitucion S.A.
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	In process
Environmental disbursements	$ 21,978	$ 55,655
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Property, plant and equipment	Property, plant and equipment
Commitments for disbursements in project	$ 9,233	$ 18,226
Estimated completion date of project	2019	2018
Environmental disbursement seven [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Celulosa Arauco y Constitucion S.A.	Celulosa Arauco y Constitucion S.A.
Description of name of project	Environmental improvement studies	Environmental improvement studies
Disclosure of status of project	Finished	In process
Environmental disbursements	$ 25,684	$ 26,578
Description of nature of disbursement	Expense	Expense
Detailed description of nature of disbursement	Operating cost	Operating cost
Commitments for disbursements in project	$ 0	$ 6,214
Estimated completion date of project		2018
Environmental disbursement eight [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Arauco Argentina S.A.	Arauco Argentina S.A.
Description of name of project	Construction emisario	Construction emisario
Disclosure of status of project	In process	In process
Environmental disbursements	$ 1,454	$ 2,312
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Property, plant and equipment	Property, plant and equipment
Commitments for disbursements in project	$ 797	$ 797
Estimated completion date of project	2019	2018
Environmental disbursement nine [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Maderas Arauco S.A.	Arauco Argentina S.A.
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Expansion of solid industrial waste dumpsite for management of these in the future
Disclosure of status of project	In process	In process
Environmental disbursements	$ 499	$ 139
Description of nature of disbursement	Expense	Assets
Detailed description of nature of disbursement	Operating cost	Property, plant and equipment
Commitments for disbursements in project	$ 0	$ 28
Estimated completion date of project		2018
Environmental disbursement ten [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Maderas Arauco S.A.	Arauco Argentina S.A.
Description of name of project	Expansion of solid industrial waste dumpsite for management of these in the future	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	In process
Environmental disbursements	$ 1,471	$ 19
Description of nature of disbursement	Expense	Assets
Detailed description of nature of disbursement	Operating cost	Property, plant and equipment
Commitments for disbursements in project	$ 0	$ 5,921
Estimated completion date of project		2018
Environmental disbursement eleven [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Maderas Arauco S.A.	Maderas Arauco S.A.
Description of name of project	Environmental improvement studies	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	In process
Environmental disbursements	$ 0	$ 432
Description of nature of disbursement	Assets	Expense
Detailed description of nature of disbursement	Property, plant and equipment	Operating cost
Commitments for disbursements in project	$ 291	$ 0
Estimated completion date of project	2019
Environmental disbursement twelve [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Forestal Arauco S.A.	Maderas Arauco S.A.
Description of name of project	Environmental improvement studies	Expansion of solid industrial waste dumpsite for management of these in the future
Disclosure of status of project	In process	In process
Environmental disbursements	$ 1,547	$ 1,346
Description of nature of disbursement	Expense	Expense
Detailed description of nature of disbursement	Administration expenses	Operating cost
Commitments for disbursements in project	$ 1,957	$ 0
Estimated completion date of project	2019
Environmental disbursement thirteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Celulosa y Energía Punta Pereira S.A.	Maderas Arauco S.A.
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Environmental improvement studies
Disclosure of status of project	In process	In process
Environmental disbursements	$ 52	$ 89
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Property, plant and equipment	Property, plant and equipment
Commitments for disbursements in project	$ 3,266	$ 332
Estimated completion date of project	2019	2018
Environmental disbursement fourteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Celulosa y Energía Punta Pereira S.A.	Forestal Arauco S.A.
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Environmental improvement studies
Disclosure of status of project	Finished	In process
Environmental disbursements	$ 281	$ 983
Description of nature of disbursement	Assets	Expense
Detailed description of nature of disbursement	Property, plant and equipment	Administration expenses
Commitments for disbursements in project	$ 0	$ 1,165
Estimated completion date of project		2018
Environmental disbursement fifteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Forestal Los Lagos S.A.	Forestal Los Lagos S.A.
Description of name of project	Environmental improvement studies	Environmental improvement studies
Disclosure of status of project	In process	In process
Environmental disbursements	$ 236	$ 229
Description of nature of disbursement	Expense	Expense
Detailed description of nature of disbursement	Operating cost	Operating cost
Commitments for disbursements in project	$ 273	$ 290
Estimated completion date of project	2019	2018